Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 29, 2020 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Allocation Fund (for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised and restated in its entirety as follows:

Portfolio Managers

Heather Bergman, lead portfolio manager and vice-president, has managed the Fund since 2017.

Rahul Malhotra, portfolio manager and director, has managed the Fund since 2013.

Carl W. Pappo, Jr., CFA, portfolio manager, managing director and CIO US Fixed Income Fund, has managed the Fund since 2019.

Paul Pietranico, CFA, portfolio manager and director, has managed the Fund since 2009.

Huy Thanh Vo, Ph.D., CFA, portfolio manager and director, has managed the Fund since 2017.

The information relating to the Fund contained in the table in the subsection “Management of the Funds — Investment Manager” in the Prospectus is hereby deleted and replaced with the following:

AllianzGI Global Allocation Fund	Heather Bergman (Lead)	2017	Ms. Bergman is a portfolio manager and a vice president with Allianz Global Investors, which she joined in 2011. As a member of the Multi Asset US team, she manages the investment functions around the 529 portfolios, including monitoring the portfolios and the underlying managers driving the portfolio-update process. She has 13 years of investment industry experience. Ms. Bergman previously taught at UCLA. Before that, she was an analyst at a global hedge fund. Ms. Bergman has a B.A. from Georgetown University, an M.A. from Columbia University and a Ph.D. in political economy from the University of California, Los Angeles.

	Paul Pietranico, CFA*	2009	Mr. Pietranico is a portfolio manager and a director with Allianz Global Investors, which he joined in 2005. As a member of the Multi Asset US team, he is a portfolio manager for the target-date portfolios, as well as for other asset- allocation portfolios, including 529 college savings plans. Mr. Pietranico has 23 years of investment-industry experience. He previously worked at Charles Schwab & Co., focusing on research related to portfolio simulation, optimization and construction; asset allocation; retirement planning; and investment manager due diligence. Mr. Pietranico has a B.S. in physics, an M.A. in philosophy of science, and an M.S. in engineering economic systems and operations research from Stanford University. He is a CFA charterholder.

Rahul Malhotra	2013

Mr. Malhotra, Ph.D., is a portfolio manager and a director with Allianz Global Investors, which he joined in 2012. As a member of the Multi Asset US team, he is responsible for quantitative research and development. Mr. Malhotra has 10 years of investment-industry experience. He has a

B.S. in physics from the California Institute of Technology and a Ph.D. in theoretical particle physics from the University of Texas at Austin.

Huy Thanh Vo, Ph.D., CFA	2017	Huy Thanh Vo is a portfolio manager and a director with Allianz Global Investors, which he joined in 2009. As a member of the Multi Asset US team, he is responsible for active allocation funds and liquid alternatives. Mr. Vo has nine years of investment industry experience. He was previously a research assistant for the chair for investment, portfolio management and pension finance at J. W. Goethe University, Frankfurt. Mr. Vo has a master’s degree in money and finance, and a Ph.D. in finance from J.W. Goethe University. He is a CFA charterholder.

Carl W. Pappo, Jr., CFA	2019	Mr. Pappo is CIO US Fixed Income with Allianz Global Investors, which he joined in 2017. As the leader of the US Fixed Income team, his responsibilities include chairing the core strategy team (which sets portfolio risk allocations) and acting as lead portfolio manager for a number of strategies. He is also a member of the firm’s US Executive Committee. Mr. Pappo has 26 years of investment-industry experience. Mr. Pappo previously worked at Columbia Threadneedle Investments, where he was head of the core fixed-income team; earlier at the firm, he led the credit team and the investment grade research team. Before that, Mr. Pappo worked at Fleet Investment Advisors where he managed taxable fixed-income funds and institutional portfolios. He began his career as a corporate bond trader. Mr. Pappo has a B.S. in accounting from Babson College. He is a CFA charterholder.

*	The Global Allocation Fund was reorganized into the Trust on May 4, 2009, at which time Mr. Pietranico began managing the Fund.

Disclosure Relating to AllianzGI Global Dynamic Allocation Fund (for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised and restated in its entirety as follows:

Portfolio Managers

Paul Pietranico, CFA, lead portfolio manager and director, has managed the Fund since 2016.

Michael Heldmann, CFA, portfolio manager and director, has managed the Best Styles Global Equity and Best Styles Managed Volatility sleeves of the Fund since 2016.

Claudio Marsala, portfolio manager and director, has managed the Fund since 2015.

Carl W. Pappo, Jr., CFA, portfolio manager, managing director and CIO US Fixed Income, has managed the Fund since 2019.

The information relating to the Fund contained in the table in the subsection “Management of the Funds — Investment Manager” in the Prospectus is hereby deleted and replaced with the following:

AllianzGI Global Dynamic Allocation Fund	Paul Pietranico, CFA (Lead)	2016	See above.

	Michael Heldmann, CFA	2016	Mr. Heldmann is a senior portfolio manager, a director and Head of Best Styles North America with Allianz Global Investors, which he joined in 2007. He is responsible for developing the Best Styles US Equity team while building on its research capabilities. Mr. Heldmann previously managed Best Styles Emerging Markets and Best Styles Europe Equity products. He has 10 years of investment-industry experience. Before joining the firm, Mr. Heldmann worked for the international laboratory CERN in Geneva, Switzerland, as a particle physics researcher. He has a master’s degree in physics from the University of Mainz, Germany, and a Ph.D. from the University of Freiburg, Germany. Mr. Heldmann is a CFA charterholder.

	Claudio Marsala	2015	Mr. Marsala is a portfolio manager and a director with Allianz Global Investors, which he joined in 2001. As the head of the Multi Asset Total Return and Alternatives team, he manages multi asset mandates for retail and institutional clients. Mr. Marsala previously led the quantitative efforts of the firm’s Multi Asset team in Italy. Before that, he worked in risk management. He has 17 years of investment industry experience. Mr. Marsala has a degree in economics and financial markets from the University of Pisa in Italy and a master’s degree in quantitative finance from the University of Turin.

	Carl W. Pappo, Jr., CFA	2019	See above.

Disclosure Relating to AllianzGI PerformanceFee Managed Futures Strategy Fund (for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised and restated in its entirety as follows:

Portfolio Managers

Rahul Malhotra, Ph.D., portfolio manager and director, has managed the Fund since 2017.

Claudio Marsala, portfolio manager and director, has managed the Fund since 2017.

Huy Thanh Vo, Ph.D., CFA, portfolio manager and director, has managed the Fund since 2017.

The information relating to the Fund contained in the table in the subsection “Management of the Funds — Investment Manager” in the Prospectus is hereby deleted and replaced with the following:

AllianzGI PerformanceFee Managed Futures Strategy Fund	Rahul Malhotra	2017 (Inception)	See above.

	Claudio Marsala	2017 (Inception)	See above.

	Huy Thanh Vo, Ph.D., CFA	2017 (Inception)	See above.

Please retain this Supplement for future reference.